ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2020
ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES
ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES

iHuman Inc. (the “Company”) is an exempted company incorporated in the Cayman Islands in September 2019. The Company, its subsidiaries, variable interest entity (“VIE”), and subsidiaries of the VIE are hereinafter collectively referred to as the “Group”. The Group is principally engaged in offering an integrated suite of innovative childhood edutainment services and products to individual users and education organizations. The Group generates its revenue from its interactive and self‑directed online learning services and from learning materials and devices (the “Product Business”) in the childhood education market in the People’s Republic of China (the “PRC”).

Restructuring

The Group underwent a series of restructurings in 2019 and 2020 to reorganize the Product Business into the Group (the “Onshore Restructuring”) and to establish the Company as the parent company and Tianjin Hongen Perfect Future Education Technology Co., Ltd. (“Tianjin Hongen”, or the “VIE”) as the VIE of the Company (the “Offshore Restructuring”). The Onshore Restructuring and Offshore Restructuring are hereinafter collectively referred to as the “Restructuring”.

Onshore Restructuring

Tianjin Hongen was established to carry out the Group’s online learning services and commenced operations in March 2016. Prior to the Onshore Restructuring, the operation of the Product Business was carried out by Hongen Education & Technology Co., Ltd. and certain of its subsidiaries (collectively, “Hongen Education”). In November 2019, Tianjin Hongen, through its wholly-owned subsidiary, Beijing Jinhongen Education Technology Co., Ltd. (“Beijing Jinhongen”), acquired certain operating assets and liabilities relating to the Product Business for a cash consideration of RMB66,000 from Hongen Education, which was fully paid in 2020.

Upon the completion of the Onshore Restructuring, Tianjin Hongen succeeded all of the Product Business of Hongen Education. As Tianjin Hongen and Hongen Education were under common control of Mr. Michael Yufeng Chi (the “Controlling Shareholder”) through an act-in-concert agreement with his brother, Mr. Hanfeng Chi, for all the periods presented, the Onshore Restructuring was accounted for in a manner similar to a pooling of interest with acquired assets and liabilities recognized at their historical amount in the consolidated financial statements. Accordingly, the Company retrospectively adjusted its consolidated financial statements to include the related assets, liabilities and operations for the years ended December 31, 2008 and 2009. The difference between the cash consideration and the net book value of acquired net assets has been accounted for as a distribution to Hongen Education in the consolidated statements of changes in shareholders’ equity (deficit).

Offshore Restructuring

In September 2019, the Company issued a total of 215,053,763 ordinary shares to the shareholders of Tianjin Hongen as consideration in exchange for their respective equity interests in Tianjin Hongen. In October 2019, the Company incorporated a wholly-owned subsidiary, iHuman Online Limited (“iHuman Online”) in Hong Kong, and in November 2019, the Company incorporated another wholly-owned subsidiary, Hongen Perfect Future (Tianjin) Investment Co., Ltd. (“Hongen Investment”, or the “WFOE”) in the PRC. In June 2020, the Company, Hongen Investment, Tianjin Hongen and its registered shareholders entered into a series of contractual agreements (the “Contractual Agreements”) pursuant to which the Company became the primary beneficiary of Tianjin Hongen.

As the Company and Tianjin Hongen were under common control of the Controlling Shareholder, the Offshore Restructuring was also accounted for in a manner similar to a pooling of interest as if the corporate structure of the Company had been in existence since the beginning of the periods presented. Furthermore, the ordinary shares of the Company were recorded at their original issue price, and have been retrospectively presented to reflect the historical equity transactions of the Group.

On October 8, 2020, the Company completed its initial public offering (“IPO”) on the New York Stock Exchange (Note 12).

The Company’s principal subsidiaries, VIE and the VIE’s subsidiaries are as follows:

Percentage of
equity interest
	Date of	Place of	attributable to
Name	establishment	establishment	the Company	Principal activities
Subsidiaries
iHuman Online	October 2, 2019	HK	100%	Investment holding
Hongen Investment	November 11, 2019	PRC	100%	Management and technical consulting
Variable interest entity:
Tianjin Hongen	March 30, 2016	PRC	Nil	Education services
Subsidiaries of the VIE:
Beijing Hongen Perfect Future Education Technology Co., Ltd.	July 1, 2016	PRC	Nil	Education services
Tianjin Hongen Perfect Technology Development Co., Ltd.	August 26, 2019	PRC	Nil	Education services
Beijing Jinhongen	September 4, 2019	PRC	Nil	Education services and sales of learning materials and devices

To comply with PRC laws and regulations which has certain limitation of foreign control of companies that engage in value‑added telecommunication services and certain other businesses, the Group primarily conducts its business in the PRC through its VIE and the VIE’s subsidiaries. The equity interests of the VIE are legally held by the PRC shareholders (the “Nominee Shareholders”). Despite the lack of technical majority ownership, there exists a parent‑subsidiary relationship between the Company and the VIE through the Company’s effective control of the VIE through the Contractual Agreements. Through the Contractual Agreements, the Nominee Shareholders effectively assigned all of their voting rights underlying their equity interests in the VIE to the WFOE, who immediately assigned the voting rights underlying their equity interests in the VIE to the Company. Therefore, the Company has the power to direct the activities of the VIE that most significantly impact its economic performance. The Company also has the ability and obligation to absorb substantially all of the profits and all the expected losses of the VIE that potentially could be significant to the VIE. Based on the above, the Company consolidates the VIE in accordance with SEC Regulation SX‑3A‑02 and Accounting Standards Codification (“ASC”) 810, Consolidation (“ASC 810”).

The following is a summary of the Contractual Agreements:

Powers of Attorneys

Pursuant to the powers of attorneys executed by the Nominee Shareholders, the Nominee Shareholders agreed to entrust to Hongen Investment an irrevocable proxy to exercise all of their rights as shareholders of Tianjin Hongen, the VIE, and to approve, on behalf of the Nominee Shareholders, all related legal documents pertinent to the exercise of their rights in their capacity as the shareholders of Tianjin Hongen. Hongen Investment is also entitled to transfer or assign its voting rights to any other person or entity at its own discretion and without giving prior notice to the Nominee Shareholders or obtaining their consent. The powers of attorneys remains valid until the exclusive management services and business cooperation agreement expires or terminates.

Exclusive Call Option Agreement

Pursuant to the exclusive call option agreement among Hongen Investment, Tianjin Hongen and its Nominee Shareholders, the Nominee Shareholders irrevocably granted Hongen Investment or its designee(s) an exclusive call option to purchase, when and to the extent permitted under PRC laws, all or part of the equity interests in Tianjin Hongen. Hongen Investment has the sole discretion to decide when to exercise the option, whether in part or full. The exercise price of the call option to purchase all or part of the equity interests in Tianjin Hongen or assets held by Tianjin Hongen will be the minimum amount of consideration permitted under the then-applicable PRC laws. Without the prior consent of Hongen Investment, Tianjin Hongen and its Nominee Shareholders shall not: (i) amend the articles of association, (ii) increase or decrease the registered capital, (iii) sell or otherwise dispose of their assets or beneficial interest, (iv) create or allow any encumbrance on their assets or other beneficial interests, (v) extend any loans to third parties, (vi) enter into any material contracts (except those contracts entered into in the ordinary course of business), (vii) merge with or acquire any other persons or make any investments, or (viii) distribute dividends to their shareholders. The exclusive call option agreement will remain in effect until all the equity interests held by Nominee Shareholders or the assets held by Tianjin Hongen are transferred to Hongen Investment or its designee(s). Hongen Investment may terminate the exclusive call option agreement at its sole discretion, whereas under no circumstances may Tianjin Hongen or its Nominee Shareholders terminate this agreement. Any proceeds received by the Nominee Shareholders from the exercise of the option and distribution of profits or dividends, shall be remitted to Hongen Investment or its designee(s), to the extent permitted under PRC laws.

Exclusive Management Services and Business Cooperation Agreement

Pursuant to the exclusive management services and business cooperation agreement between Hongen Investment, Tianjin Hongen and the Nominee Shareholders, Hongen Investment has the exclusive right to provide technical and consulting services to Tianjin Hongen and its subsidiaries related to the education business, including but not limited to education management consultancy services, permission of intellectual property rights, technical support and business support. Without the prior written consent of Hongen Investment, Tianjin Hongen may not accept any services subject to this exclusive management services and business cooperation agreement from any third party, while Hongen Investment has the right to designate any party to provide such services. In return, Tianjin Hongen agrees to pay a service fee to Hongen Investment. Hongen Investment has the right to unilaterally adjust the service fee. The exclusive management services and business cooperation agreement is effective within the operating period of Tianjin Hongen. Hongen Investment may terminate this agreement unilaterally, whereas under no circumstances can the Tianjin Hongen and the Nominee Shareholders terminate this agreement.

Equity Interest Pledge Agreement

Under the equity interest pledge agreement among Hongen Investment, Tianjin Hongen and its Nominee Shareholders, the Nominee Shareholders have pledged all of their equity interests in Tianjin Hongen to Hongen Investment to guarantee the performance of Tianjin Hongen and their obligations under the Contractual Agreements described above. During the term of the equity interest pledge agreement, Hongen Investment has the right to receive all of Tianjin Hongen’s dividends and profits distributed on the pledged equity. In the event of a breach by Tianjin Hongen or any of its Nominee Shareholders of the contractual obligations under the equity interest pledge agreement, Hongen Investment or its designee(s), as pledgee, will have the right to purchase, auction or sell all or part of the pledged equity interests in Tianjin Hongen and will have priority in receiving the proceeds from such disposal. Tianjin Hongen and its Nominee Shareholders, undertake that, without the prior written consent of Hongen Investment, they will not transfer, create or allow any encumbrance on the pledged equity interests. The equity interest pledge agreement will be valid until Tianjin Hongen and its Nominee Shareholders fulfill all contractual obligations under the Contractual Agreements.

Financial Support Letter

Pursuant to the financial support letter, the Company is obligated and hereby undertakes to provide unlimited financial support to Tianjin Hongen, to the extent permissible under the applicable PRC laws and regulations. The Company agrees to forego the right to seek repayment in the event if Tianjin Hongen is unable to repay such funding.

Resolution of the Company’s board of directors

The Company’s board of directors resolved that the rights under the powers of attorneys and the exclusive call option agreement were assigned to any officer authorized by the Company’s board of directors.

In the opinion of the Company’s legal counsel, (i) the ownership structures of the VIE and WFOE, both currently and immediately after giving effect to the initial public offering (“IPO”), are not in violation of applicable PRC laws and regulations currently in effect; and (ii) the Contractual Agreements are valid, binding and enforceable, and will not result in any violation of applicable PRC laws and regulations currently in effect; (iii) the financial support letter issued by the Company to the VIE, and the resolutions are valid in accordance with the articles of association of the Company.

However, uncertainties in the PRC legal system could cause relevant regulatory authorities to find the current Contractual Agreements and businesses to be in violation of any existing or future PRC laws or regulations and could limit the Company’s ability to enforce its rights under these Contractual Agreements. Furthermore, the Nominee Shareholders of the VIE may have interests that are different from those of the Company, which could potentially increase the risk that they would seek to act contrary to the terms of the Contractual Agreements with the VIE. In addition, if the Nominee Shareholders will not remain the shareholders of the VIE, breach, or cause the VIE to breach, or refuse to renew, the existing Contractual Agreements the Company has with them and the VIE, the Company may not be able to effectively control the VIE and receive economic benefits from it, which may result in deconsolidation of the VIE.

In addition, if the current structure or any of the Contractual Agreements were found to be in violation of any existing or future PRC laws or regulations, the Company may be subject to penalties, including but not be limited to, revocation of business and operating licenses, discontinuing or restricting business operations, restricting the Company’s right to collect revenues, temporary or permanent blocking of the Company’s internet platforms, restructuring of the Company’s operations, imposition of additional conditions or requirements with which the Company may not be able to comply, or other regulatory or enforcement actions against the Company.

As of  December 31, 2019 and 2020, there were no pledge or collateralization of the VIE and its subsidiaries’ assets that can only be used to settle their obligations. All liabilities of the VIE and its subsidiaries are without recourse to the Company.

The table set forth the assets and liabilities of the VIE and VIE’s subsidiaries included in the Group’s consolidated balance sheets:

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	104,883	247,253	37,893
Accounts receivable, net of allowance of RMB316 and RMB156 (US$24) as of December 31, 2019 and 2020, respectively	20,118	77,965	11,949
Amounts due from related parties	953	5,463	837
Inventories, net	20,665	16,873	2,586
Prepayments and other current assets	16,529	64,587	9,898
Total current assets	163,148	412,141	63,163
Non‑current assets
Property and equipment, net	2,487	6,390	979
Intangible assets, net	103	10,582	1,622
Operating lease right‑of‑use assets	—	6,521	999
Other non‑current assets	2,663	784	121
Total non‑current assets	5,253	24,277	3,721
Total assets	168,401	436,418	66,884
LIABILITIES
Current liabilities
Accounts payable	10,302	19,980	3,062
Amounts due to related parties	69,431	485	74
Deferred revenue and customer advances	71,831	268,613	41,167
Accrued expenses and other current liabilities	31,200	95,200	14,590
Current operating lease liabilities	—	1,544	237
Total current liabilities	182,764	385,822	59,130
Non‑current liabilities
Non‑current operating lease liabilities	—	5,070	777
Total non‑current liabilities	—	5,070	777
Total liabilities	182,764	390,892	59,907
Commitments and contingencies

The VIE and VIE’s subsidiaries’ net liability balance was RMB14,363 as of December 31, 2019, and net asset balance was RMB45,526 (US$6,977) as of December 31, 2020.

The table sets forth the results of operations of the VIE and VIE’s subsidiaries included in the Group’s consolidated statements of comprehensive loss for years ended December 31, 2018, 2019 and 2020, respectively:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Revenue	131,867	218,656	531,915	81,520
Net loss	(17,604)	(275,511)	(23,486)	(3,599)

The table sets forth the cash flows of the VIE and VIE’s subsidiaries included in the Group’s consolidated statements of cash flows for the years ended December 31, 2018, 2019 and 2020, respectively:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Net cash (used in) provided by operating activities	(4,504)	42,627	218,765	33,527
Net cash used in investing activities	(529)	(2,391)	(15,622)	(2,394)
Net cash provided by (used in) financing activities	10,314	58,523	(60,773)	(9,314)
Net increase in cash and cash equivalents	5,281	98,759	142,370	21,819

Impact of COVID-19

During the year ended December 31, 2020, the Group’s operations has been affected by the COVID-19 pandemic. The sales of learning materials and devices has been negatively impacted by the COVID-19 outbreak, as education organizations, which are the major customers of the Group's learning materials and devices, have undergone temporary closure in early 2020. The Group has considered the impact and provided additional credit losses for accounts receivable and reserves for inventories.

There are still uncertainties of COVID-19’s future impact, and the extent of the impact will depend on a number of factors, including the duration and severity of COVID-19, the development and progress of distribution of COVID-19 vaccine and other medical treatment, the potential change in customer behavior, the actions taken by government authorities, particularly to contain the outbreak, stimulate the economy to improve business condition, almost all of which are beyond the Company’s control. As a result, certain of the Company’s estimates and assumptions, including the allowance for credit losses, the valuation of inventories and long-lived assets subject to impairment assessments, require significant judgments and carry a higher degree of variabilities and volatilities that could result in material changes to the Group’s current estimates in future periods.